U.S. SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2


1.   Name and address of issuer:

     The Benchmark Funds
     4900 Sears Tower
     Chicago, IL  60606

2. Name of each series or class of funds for which this notice is filed:

     Diversified Assets Portfolio
     Tax-Exempt Portfolio
     Government Portfolio
     Government Select Portfolio
     Focused Growth Portfolio
     Diversified Growth Portfolio
     Equity Index Portfolio
     Small Company Index Portfolio
     U.S. Treasury Index Portfolio
     Short-Intermediate Bond Portfolio
     Bond Portfolio
     U.S. Government Securities Portfolio
     Balanced Portfolio
     International Bond Portfolio
     International Growth Portfolio
     Short Duration Portfolio

3.   Investment Company Act File Number:  811-3605

     Securities Act File Number:   2-80543

4.   Last day of fiscal year for which this notice is filed:

     November 30, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                       [   ]


6.   Date of termination of issuer's declaration under rule
     24f-2(a)(1), if applicable (see Instruction A.6):

     N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     Shares - 868,207,143
     Dollars - $939,361,950

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     None

9. Number and aggregate sale price of securities sold during the fiscal year:

     Fund                               Dollars        Shares
     ----                               -------        ------
Diversified Assets Portfolio    $42,286,002,177     42,286,002,177
Tax-Exempt Portfolio              5,527,094,253      5,527,094,253
Government Portfolio             12,329,359,123     12,329,359,123
Government Select Portfolio       4,713,200,015      4,713,200,015
Focused Growth Portfolio             40,873,137          3,159,529
Diversified Growth Portfolio         18,516,662          1,494,937
Equity Index Portfolio              423,054,436         28,746,780
Small Company Index Portfolio        35,468,908          2,720,141
U.S. Treasury Index Portfolio        14,539,179            709,378
Short-Intermediate Bond
   Portfolio                         78,758,055          3,811,491
Bond Portfolio                      166,876,077          8,153,071
U.S. Government Securities
   Portfolio                        113,876,242          5,686,986
Balanced Portfolio                   19,004,623          1,661,008
International Bond Portfolio          7,707,486            355,068
International Growth Portfolio       30,561,730          2,974,718
Short Duration Portfolio             66,513,411          6,666,328
                                ---------------     --------------
Total:                          $65,871,405,514     64,921,795,003


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
     24f-2:

     Fund                          Dollars        Shares
     ----                          -------        ------
Diversified Assets Portfolio    $42,286,002,177     42,286,002,177
Tax-Exempt Portfolio              5,527,094,253      5,527,094,253
Government Portfolio             12,329,359,123     12,329,359,123
Government Select Portfolio       4,713,200,015      4,713,200,015
Focused Growth Portfolio             40,873,137          3,159,529
Diversified Growth Portfolio         18,516,662          1,494,937
Equity Index Portfolio              423,054,436         28,746,780
Small Company Index Portfolio        35,468,908          2,720,141

U.S. Treasury Index Portfolio        14,539,179            709,378

Short-Intermediate Bond
   Portfolio                         78,758,055          3,811,491
Bond Portfolio                      166,876,077          8,153,071
U.S. Government Securities
   Portfolio                        113,876,242          5,686,986
Balanced Portfolio                   19,004,623          1,661,008
International Bond Portfolio          7,707,486            355,068
International Growth Portfolio       30,561,730          2,974,718
Short Duration Portfolio             66,513,411          6,666,328
                                ---------------     --------------
Total:                          $65,871,405,514     64,921,795,003

Less - Number and aggregate
sale price of securities
sold during the fiscal year
in reliance on registration
pursuant to Rule 24e-2             (903,612,585)      (835,105,879)
                                ----------------    ---------------
Total:                           $64,967,792,929     64,086,689,124


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     Dollars and shares reinvested are included in securities sold above.


12.  Calculation of registration fee:

     (i)  Aggregate sale price of securities
          sold during the fiscal year in
          reliance on rule 24f-2 (from Item 10):  $64,967,792,929
                                                  ----------------

     (ii) Aggregate price of shares issued in
          connection with dividend reinvestment
          plans (from Item 11, if applicable):         -0-
                                                  ----------------

    (iii) Aggregate price of shares redeemed or
          repurchased during the fiscal year
          (if applicable):                       (64,671,061,158)**
                                                  ----------------

     (iv) Aggregate price of shares redeemed or
          repurchased and previously applied as
          a reduction to filing fees pursuant to
          rule 24e-2 (if applicable):                  -0-
                                                  ----------------

     (v)  Net aggregate price of securities sold
          and issued during the fiscal year in
          reliance on rule 24f-2 (line (i), plus
          line (ii), less line (iii), plus line
          (iv) (if applicable):                   $296,731,771
                                                  ----------------

     (vi) Multiplier prescribed by Section 6(b)
          of the Securities Act of 1933 or other
          applicable law or regulation (see
          Instruction C.6):                       x 1/3300
                                                  ----------------

    (vii) Fee due (line (i) or line (v)
          multiplied by line (vi)):               $89,919
                                                  ----------------

Instruction:   Issuers should complete lines (ii), (iii), (iv),
               and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.
               See Instruction C.3.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CPR
     202.3a).

                                                    [  ]

     Date of mailing or wire transfer of filing fees to the Commissioner's lockbox depository:

                                SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*  /s/ Scott M. Gilman
                              -----------------------------------
                                Scott M. Gilman
                              -----------------------------------

     Dated:  January 28, 1997
           ------------------------


     *Please print the name and title of the signing officer below the signature.





**                            Price of          Number of
                              Shares            Shares
                              Redeemed or       Redeemed or
Fund                          Repurchased       Repurchased
----                          -----------       -----------
Diversified Assets Portfolio  ($41,717,147,438) (41,717,147,438)
Tax-Exempt Portfolio          (  5,692,419,436) ( 5,692,419,436)
Government Portfolio          ( 11,911,640,863) (11,911,640,863)
Government Select Portfolio   (  4,562,089,692) ( 4,562,089,692)
Focused Growth Portfolio      (     28,617,722) (     2,203,337)
Diversified Growth Portfolio  (     45,660,569) (     3,620,596)
Equity Index Portfolio        (    305,498,282) (    20,808,343)
Small Company Index Portfolio (     25,782,774) (     1,933,743)
U.S. Treasury Index Portfolio (      5,234,916) (       256,899)
Short-Intermediate Bond       (     82,745,367) (     4,026,995)
   Portfolio
Bond Portfolio                (     80,954,208) (     3,971,792)
U.S. Government Securities    (     73,913,023) (     3,705,413)
   Portfolio
Balanced Portfolio            (     11,224,881) (       981,223)
International Bond Portfolio  (      6,746,764) (       313,469)
International Growth          (     51,184,277) (     5,018,179)
   Portfolio
Short Duration Portfolio      (     70,200,946) (     7,034,599)
                              ----------------- ----------------
Total:                        ($64,671,061,158) (63,937,172,017)